Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of interest rate swap instruments
The table below summarizes our interest rate swap instruments as of June 30, 2017:

Agreement Date	Forward Effective Date	Maturity Date	Strike Rate	Index	Notional Amount
December 21, 2016	February 28, 2017	January 31, 2022	1.97%	One-month LIBOR	$750,000
December 21, 2016	February 28, 2017	January 31, 2022	1.97%	One-month LIBOR	750,000
January 12, 2017	February 28, 2017	August 7, 2020	1.59%	One-month LIBOR	1,100,000
January 13, 2017	February 28, 2017	June 9, 2020	1.63%	One-month LIBOR	595,000
January 20, 2017	February 28, 2017	March 9, 2020	1.60%	One-month LIBOR	325,000

The table below summarizes our interest rate swap instruments as of December 31, 2016:

Counterparty	Notional Amount	Forward Effective Date	Maturity Date	Strike Rate	Index
Wells Fargo Bank, N.A.	$750,000	February 28, 2017	January 31, 2022	1.97%	One-month LIBOR
Bank of America, N.A.	750,000	February 28, 2017	January 31, 2022	1.97%	One-month LIBOR

Summary of derivative financial instruments, fair value and location in condensed consolidated balance sheets
The table below presents the fair value of our derivative financial instruments as well as their classification on the condensed consolidated balance sheets as of June 30, 2017 and December 31, 2016:

	Asset Derivatives			Liability Derivatives
		Fair Value at:			Fair Value at:
	Balance Sheet Location	June 30, 2017	December 31, 2016	Balance Sheet Location	June 30, 2017	December 31, 2016
Derivatives designated as hedging instruments:
Interest rate swaps	Other assets	$2,955	$—	Other liabilities	$9,872	$—
Derivatives not designated as hedging instruments:
Interest rate swaps	Other assets	—	—	Other liabilities	—	8,683
Interest rate caps	Other assets	—	29	Other liabilities	—	—
Total		$2,955	$29		$9,872	$8,683

Summary of effect of derivative financial instruments on condensed consolidated statements of operations - derivative instruments not-designated as hedging instruments
The tables below present the effect of our derivative financial instruments on the condensed consolidated statements of operations for the three months ended June 30, 2017 and 2016:

	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Net Loss (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Net Loss (Effective Portion)		Location of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amounts Excluded from Effectiveness Testing)
	For the Three Months Ended June 30,			For the Three Months Ended June 30,			For the Three Months Ended June 30,
	2017	2016		2017	2016		2017	2016
Derivatives in cash flow hedging relationships:
Interest rate swaps	$(14,759)	$—	Interest expense	$(6,059)	$—	Interest expense	$37	$—

	Location of Gain (Loss) Recognized in Net Loss on Derivative	Amount of Gain (Loss) Recognized in Net Loss on Derivative
		For the Three Months Ended June 30,
		2017	2016
Derivatives not designated as hedging instruments:
Interest rate swaps	Interest expense	$—	$—
Interest rate caps	Interest expense	(50)	—
Total		$(50)	$—
The tables below present the effect of our derivative financial instruments on the condensed consolidated statements of operations for the six months ended June 30, 2017 and 2016:

	Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)		Location of Gain (Loss) Reclassified from Accumulated OCI into Net Loss (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Net Loss (Effective Portion)		Location of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Net Loss on Derivative (Ineffective Portion and Amounts Excluded from Effectiveness Testing)
	For the Six Months Ended June 30,			For the Six Months Ended June 30,			For the Six Months Ended June 30,
	2017	2016		2017	2016		2017	2016
Derivatives in cash flow hedging relationships:
Interest rate swaps	$(4,198)	$—	Interest expense	$(8,770)	$—	Interest expense	$38	$—

	Location of Gain (Loss) Recognized in Net Loss on Derivative	Amount of Gain (Loss) Recognized in Net Loss on Derivative
		For the Six Months Ended June 30,
		2017	2016
Derivatives not designated as hedging instruments:
Interest rate swaps	Interest expense	$(3,674)	$—
Interest rate caps	Interest expense	(128)	—
Total		$(3,802)	$—